Share Capital, Share Premium, Reserves - Capital and share premium (Details)															6 Months Ended
	Jun. 13, 2025 EUR (€) € / shares shares	May 12, 2025 EUR (€) € / shares shares	Nov. 15, 2024 EUR (€) € / shares shares	Oct. 09, 2024 EUR (€) € / shares shares	Sep. 25, 2024 EUR (€) € / shares shares	Sep. 03, 2024 EUR (€) € / shares shares	Jun. 24, 2024 EUR (€) € / shares shares	Jun. 03, 2024 EUR (€) € / shares shares	May 28, 2024 EUR (€) € / shares shares	Apr. 17, 2024 EUR (€) € / shares shares	Mar. 06, 2024 EUR (€) € / shares shares	Jul. 07, 2021 EUR (€)	Sep. 21, 2020 EUR (€)	Jan. 01, 2020	Jun. 30, 2024 EUR (€) € / shares shares	Jun. 30, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Jan. 01, 2024 EUR (€) € / shares shares
Share Capital, Share Premium, Reserves
Stock split ratio														500
Direct-attributable transaction costs												€ 7,600,000	€ 6,500,000		€ 2,900,000
Number of shares issued | shares	6,375	2,000	38,250	3,000,000	2,250	13,750	12,625			3,000	8,650
Outstanding common shares | shares															34,373,015	37,435,640
Share premium before deduction of transaction costs																€ 332,600,000
Issuance of shares for cash				€ 24,600,000											€ 48,427,000
Share capital																6,431,000	€ 6,430,000
Equity attributable to owners of parents																€ 73,397,000	€ 113,254,000
Exercise of warrants (equity)	€ 34,000	€ 10,000	€ 205,000		€ 13,000	€ 74,000	€ 68,000			€ 17,000	€ 62,000
Common shares
Share Capital, Share Premium, Reserves
Number of shares issued | shares	6,375	2,000	38,250	3,000,000	2,250	13,750	12,625	300,000	5,374,755	3,000	8,650
Outstanding common shares | shares															34,373,015	37,435,640	37,427,265	28,673,985
Total of shares
Share Capital, Share Premium, Reserves
Number of shares issued | shares	6,375	2,000	38,250	3,000,000	2,250	13,750	12,625	300,000	5,374,755	3,000	8,650
Outstanding common shares | shares															34,373,015	37,435,640	37,427,265	28,673,985
Par value
Share Capital, Share Premium, Reserves
Par value per share | € / shares	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17				€ 0.17	€ 0.17	€ 0.17	€ 0.17
Share capital
Share Capital, Share Premium, Reserves
Issuance of shares for cash				€ 515,000				€ 52,000	€ 923,000
Share capital															€ 5,905,000	€ 6,431,000	€ 6,430,000	€ 4,926,000
Exercise of warrants (equity)	€ 1,000		€ 7,000		€ 1,000	€ 2,000	€ 2,000			€ 1,000	€ 1,000
Share premium
Share Capital, Share Premium, Reserves
Direct-attributable transaction costs			3,700,000												2,900,000
Issuance of shares for cash				€ 24,071,000				€ 2,506,000	€ 44,946,000						47,452,000
Share capital															€ 308,226,000	€ 332,622,000	€ 332,579,000	€ 260,631,000
Exercise of warrants (equity)	€ 33,000	€ 10,000	€ 198,000		€ 12,000	€ 72,000	€ 66,000			€ 16,000	€ 61,000